UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                 Investment Company Act file number (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: NOVEMBER 30, 2006
                         -----------------

Date of reporting period:  FEBRUARY 28, 2006
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                               FIMCO Select Fund

            SCHEDULE OF INVESTMENTS AT FEBRUARY 28, 2006 (UNAUDITED)

  SHARES                                                              VALUE
  ------                                                              -----
             COMMON STOCKS: 79.6%

             BEVERAGES: 7.7%
    16,800   Anheuser-Busch Companies, Inc.                        $   697,872
     9,100   The Coca-Cola Co.                                         381,927
                                                                   -----------
                                                                     1,079,799
                                                                   -----------
             BUILDING PRODUCTS: 3.0%
    10,600   American Standard Companies, Inc.                         419,548
                                                                   -----------
             CAPITAL MARKETS: 2.8%
    17,800   Janus Capital Group, Inc.                                 390,354
                                                                   -----------
             COMMERCIAL BANKS: 2.0%
     8,300   Commerce Bancorp, Inc.                                    275,311
                                                                   -----------
             COMMERCIAL SERVICES & SUPPLIES: 2.4%
    27,000   The ServiceMaster Co.                                     338,040
                                                                   -----------
             COMMUNICATIONS EQUIPMENT: 2.7%
    18,600   Cisco Systems, Inc.*<F1>                                  376,464
                                                                   -----------
             FOOD & STAPLES RETAILING: 8.6%
    10,000   Costco Wholesale Corp.                                    512,800
    15,500   Wal-Mart Stores, Inc.                                     703,080
                                                                   -----------
                                                                     1,215,880
                                                                   -----------
             HOTELS RESTAURANTS & LEISURE: 4.6%
     6,400   McDonald's Corp.                                          223,424
    23,400   The Steak n Shake Co.*<F1>                                426,582
                                                                   -----------
                                                                       650,006
                                                                   -----------
             HOUSEHOLD DURABLES: 4.2%
    14,700   Palm Harbor Homes, Inc.*<F1>                              307,965
     3,100   Whirlpool Corp.                                           278,349
                                                                   -----------
                                                                       586,314
                                                                   -----------
             INDUSTRIAL CONGLOMERATES: 5.4%
    11,400   General Electric Co.                                      374,718
    14,900   Tyco International, Ltd.                                  384,271
                                                                   -----------
                                                                       758,989
                                                                   -----------
             INSURANCE: 10.1%
     7,500   Arch Capital Group, Ltd.*<F1>                             424,200
       195   Berkshire Hathaway, Inc. - Class B*<F1>                   563,160
     1,300   Markel Corp.*<F1>                                         427,115
                                                                   -----------
                                                                     1,414,475
                                                                   -----------
             IT SERVICES: 3.3%
    10,400   First Data Corp.                                          469,352
                                                                   -----------
             MACHINERY: 2.7%
     5,500   PACCAR, Inc.                                              384,285
                                                                   -----------
             MEDIA: 8.4%
    15,800   Comcast Corp. - Class A*<F1>                              423,914
    22,400   Time Warner, Inc.                                         387,744
    13,400   The Walt Disney Co.                                       375,066
                                                                   -----------
                                                                     1,186,724
                                                                   -----------
             MULTILINE RETAIL: 3.0%
    24,100   Dollar General Corp.                                      419,822
                                                                   -----------
             PHARMACEUTICALS: 6.3%
     9,800   Johnson & Johnson                                         564,970
     9,200   Merck & Co., Inc.                                         320,712
                                                                   -----------
                                                                       885,682
                                                                   -----------
             SOFTWARE: 2.4%
    12,500   Microsoft Corp.                                           336,250
                                                                   -----------
             TOTAL COMMON STOCKS
             (Cost $11,120,125)                                    $11,187,295
                                                                   -----------
             INVESTMENT COMPANIES: 19.9%
    12,000   Energy Select Sector SPDR                                 627,000
    21,500   Health Care Select Sector SPDR                            698,750
    13,500   Materials Select Sector SPDR                              419,310
    12,900   Utilities Select Sector SPDR                              420,153
    12,800   Vanguard Information Technology VIPERs                    637,056
                                                                   -----------
                                                                     2,802,269
                                                                   -----------
             TOTAL INVESTMENT COMPANIES
             (Cost $2,838,428)                                      $2,802,269
                                                                   -----------
PRINCIPAL
  AMOUNT
---------
             U.S. GOVERNMENT AGENCY ISSUES: 0.1%
    10,000   Freddie Mac
               4.00%, 05/15/2013
               (Cost $9,097)                                             9,400
                                                                   -----------
  SHARES
  ------
             SHORT TERM INVESTMENT: 0.8%
   115,259   Fidelity Institutional Money Market Portfolio
               (Cost $115,258)                                         115,259
                                                                   -----------
             TOTAL INVESTMENTS IN SECURITIES: 100.4%
             (Cost $14,082,908)                                     14,114,223
             Liabilities in Excess of Other Assets: (0.4)%             (57,323)
                                                                   -----------
             TOTAL NET ASSETS: 100.0%                              $14,056,900
                                                                   -----------
                                                                   -----------

*<F1>   Non-income producing security.

The cost basis of investments for federal income tax purposes at February 28, 2006 was as follows+<F2>:

Cost of investments                                                $14,082,908
                                                                   -----------
Gross unrealized appreciation                                          235,332
Gross unrealized depreciation                                         (204,017)
                                                                      --------
Net unrealized appreciation                                           $ 31,315

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title)  /s/ Robert M. Slotky
                               ---------------------------------------
                               Robert M. Slotky, President

     Date  April 26, 2006
           -----------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3>  /s/ Robert M. Slotky
                                    ----------------------------------
                                    Robert M. Slotky, President

     Date  April 26, 2006
           -----------------------------------------------------------

     By (Signature and Title)*<F3>  /s/ Eric W. Falkeis
                                    ----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date  April 26, 2006
           -----------------------------------------------------------

*<F3> Print the name and title of each signing officer under his or her signature.